Advances to Contractor (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Advances to Contractor [Abstract]
Advance paid for purchase description		The amount represents the advances paid to a contractor (Audex) for future services in relation to phase 2 amounting USD 15,655,981 and USD 802,271 paid as an advance for the purchase of new office space
Construction amounting	$ 15,006,262